Gains and losses on disposal and main changes in scope of consolidation - Squeeze-out offer on Business & Decision shares (Details) - Business and Decision [member] - EUR (€) € in Millions		12 Months Ended
	May 28, 2020	Dec. 31, 2022	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Ownership percentage (as a percent)		100.00%
Percentage of ownership interest aimed to acquire at public offer	6.38%
Acquisition cost			€ 4